Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Other Non-Current Assets [Abstract]
Lease deposits	$ 33,454	$ 22,416
Deferred Tax Asset	159,521	83,357
Total	$ 192,975	$ 105,773